                                              1933 Act Registration No. 33-16905
                                             1940 Act Registration No. 811-05309

      As filed with the Securities and Exchange Commission on May 28, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]
                         Pre-Effective Amendment No. _____                  [_]
                         Post-Effective Amendment No. 69                    [x]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                Amendment No. 69                            [x]

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-4928
              (Registrant's Telephone Number, including Area Code)

                             Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                       50 South Sixth Street, Suite 1500
                           Minneapolis, MN 55402-1498
                     (Name and Address of Agent for Service)

                                    Copy to:

                                Richard J. Ertel
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H210
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485.
[x] on June 30, 2004 pursuant to paragraph (b) of Rule 485.
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[_] on (date) pursuant to paragraph (a)(1) of Rule 485.
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

        This Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A for First American Investment Funds, Inc. incorporates by reference the Registrant’s Prospectuses (Part A), Statement of Additional Information (Part B) and Other Information (Part C) contained in Post-Effective Amendment No. 68, which was filed with the Securities and Exchange Commission on March 26, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 68 to June 30, 2004.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment
Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day
of May, 2004.

                                   FIRST AMERICAN INVESTMENT FUNDS, INC.

                                   By:      /s/ Thomas S. Schreier, Jr.
                                              -------------------------------
                                            Thomas S. Schreier, Jr.
                                            President

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                           TITLE                  DATE
---------                                           -----                  ----
     /s/ Thomas S. Schreier, Jr.
                                                                            **
--------------------------------------
       Thomas S. Schreier, Jr.                    President

       /s/ Joseph M. Ulrey III
                                                                            **
--------------------------------------
         Joseph M. Ulrey III                Treasurer (principal
                                         financial/accounting officer)
                                                                            **
                  *
--------------------------------------
       Benjamin R. Field, III                     Director

                  *                                                         **
--------------------------------------
           Mickey P. Foret                        Director

                  *                                                         **
--------------------------------------
         Victoria J. Herget                       Director

                  *                                                         **
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           Roger A. Gibson                        Director

                  *                                                         **
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        Leonard W. Kedrowski                      Director

                  *                                                         **
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         Richard K. Riederer                      Director

                  *                                                         **
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          Joseph D. Strauss                       Director

                  *                                                         **
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        Virginia L. Stringer                      Director

                  *                                                         **
--------------------------------------
            James M. Wade                         Director

* By: /s/ Richard J. Ertel

--------------------------------------
          Attorney-in-Fact

** May 28, 2004